Lincoln Nasdaq-100 Buffer Fund Dec
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–53.27%
INVESTMENT COMPANY–53.27%
Equity Fund–53.27%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	154,886	$1,618,407
Total Affiliated Investment (Cost $1,611,785)		1,618,407
UNAFFILIATED INVESTMENTS–55.84%
INVESTMENT COMPANY–3.81%
Money Market Fund–3.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	115,694	115,694
Total Investment Company (Cost $115,694)		115,694

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued) OPTIONS PURCHASED–52.03%
CENTRALLY CLEARED–52.03%
Call Options–51.84%
Invesco QQQ TrustSM Series 1 ETF Strike price $8.23, expiration date 12/15/23, notional amount $37,035	45	$1,574,873
Put Options–0.19%
Invesco QQQ TrustSM Series 1 ETF Strike price $274.26, expiration date 12/15/23, notional amount $2,468,340	90	5,801
Total Options Purchased (Cost $1,443,982)		1,580,674
Total Unaffiliated Investments (Cost $1,559,676)		1,696,368

TOTAL INVESTMENTS–109.11% (Cost $3,171,461)	3,314,775

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(7.59)%
CENTRALLY CLEARED–(7.59)%
Call Options–(7.51)%
Invesco QQQ TrustSM Series 1 ETF Strike price $344.06, expiration date 12/15/23, notional amount $(3,096,540)	(90)	(228,040)
Put Options–(0.08)%
Invesco QQQ TrustSM Series 1 ETF Strike price $241.35, expiration date 12/15/23, notional amount $(2,172,150)	(90)	(2,407)
Total Options Written (Premiums received $(226,532))		(230,447)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.52%)		(46,369)
NET ASSETS APPLICABLE TO 309,970 SHARES OUTSTANDING–100.00%		$3,037,959

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Nasdaq-100 Buffer Fund Dec–1

Lincoln Nasdaq-100 Buffer Fund Dec
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–Lincoln Nasdaq-100 Buffer Fund Dec (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,618,407	$—	$—	$1,618,407
Unaffiliated Investment Company	115,694	—	—	115,694
Options Purchased	—	1,580,674	—	1,580,674
Total Investments	$1,734,101	$1,580,674	$—	$3,314,775
Derivatives:
Liabilities:
Options Written	$—	$(230,447)	$—	$(230,447)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Nasdaq-100 Buffer Fund Dec–2

Lincoln Nasdaq-100 Buffer Fund Dec
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-53.27%@
Equity Fund-53.27%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,062,969	$189,872	$—	$—	$365,566	$1,618,407	154,886	$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
4. Subsequent Events
At a meeting held June 6-7, 2023, the Fund’s Board approved a proposal to change the Fund’s name. Effective December 15, 2023, the Fund’s name will change to Lincoln Hedged Nasdaq-100 Fund 2 . The Fund will have a new investment objective and principal investment strategy effective on the date of the name change. The Fund’s investment objective will be to seek long-term growth of capital. Management has determined that no additional events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Nasdaq-100 Buffer Fund Dec–3